Bank Loan (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Bank Loan [Abstract]
Short-term bank loans of annual interest rate	4.02%	4.39%
Interest expense	$ 139,081	$ 145,623	$ 109,771